SCHEDULE II - Condensed Financial Information Of Registrant Progressive Corporation Non Cash Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable	$ 13.4	$ 13.4	$ 13.4
Common equities
Other Significant Noncash Transactions [Line Items]
Dividends Payable	58.5	58.5	2,694.5
Parent Company
Other Significant Noncash Transactions [Line Items]
Loan to ARX converted to capital contribution	0.0	0.0	225.0
Parent Company | Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable	13.4	13.4	13.4
Parent Company | Common equities
Other Significant Noncash Transactions [Line Items]
Dividends Payable	$ 58.5	$ 58.5	$ 2,694.5